Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Powerbridge Technologies Co., Ltd.
Trading Symbol	PBTS
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	285,005,647
Amendment Flag	true
Amendment Description	This Amendment No.1 on Form 20-F (“Form 20-F/A”) is being filed to amend the annual report on Form 20-F for the fiscal year ended December 31, 2022, filed with the Securities and Exchange Commission on April 28, 2023 (the “Original Form 20-F”) of Powerbridge Technologies Co., Ltd. (the “Company”). This Form 20-F/A is being filed to disclose that the Company opts to take advantage of the exemption afforded to foreign private issuers in relation to the requirement of shareholder approval for entering into any transaction, other than a public offering, involving the sale, issuance or potential issuance by the Company of ordinary shares (or securities convertible into or exercisable for ordinary shares) equal to 20% or more of the outstanding share capital of the Company or 20% or more of the voting power outstanding before the issuance for less than the greater of book or market value of the ordinary shares pursuant to Nasdaq Listing Rule 5635(d).The first paragraph of ITEM 16G. CORPORATE GOVERNANCE of the Original Form 20-F is replaced in its entirety with the following:“As a Cayman Islands exempted company listed on the Nasdaq Stock Market, we are subject to the Nasdaq listing standards. However, the Nasdaq Stock Market Rules permit a foreign private issuer like us to follow the corporate governance practices of its home country. We have utilized the exemption afforded by Nasdaq Listing Rule 5615(a)(3) to follow home country practice in lieu of certain requirements, including (i) the independence requirements for compensation committee and nomination committee as provided in Nasdaq Listing Rule 5605(d) and (e); (ii) the requirement that a majority of the Board must be independent as provided in Nasdaq Listing Rule 5615(b)(1); (iii) the requirement to hold annual general meeting as provided in Nasdaq Listing Rule 5620(a); (iv) the requirement to obtain shareholders’ approval prior to a plan or other equity compensation arrangement is established or materially amended as provided in Nasdaq Listing Rule 5635(c) and (v) the requirement of shareholder approval for entering into any transaction, other than a public offering, involving the sale, issuance or potential issuance by the Company of ordinary shares (or securities convertible into or exercisable for ordinary shares) equal to 20% or more of the outstanding share capital of the Company or 20% or more of the voting power outstanding before the issuance for less than the greater of book or market value of the ordinary shares as provided in Nasdaq Listing Rule 5635(d). Our shareholders may be afforded less protection than they would otherwise enjoy under the Nasdaq listing standards applicable to U.S. domestic issuers given our reliance on the home country practice exception.”In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s principal executive officer and principal financial officer are filed herewith as exhibits to this Form 20-F/A pursuant to Rule 13a-14(a) of the Exchange Act.
Entity Central Index Key	0001754323
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38851
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Advanced Business Park
Entity Address, Address Line Two	9th Fl, Bldg C2
Entity Address, Address Line Three	29 Lanwan Lane
Entity Address, City or Town	Zhuhai
Entity Address, Postal Zip Code	519080
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.00166667
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	OneStop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Business Contact
Document Information Line Items
Entity Address, Address Line One	Advanced Business Park
Entity Address, Address Line Two	9th Fl, Bldg C2
Entity Address, Address Line Three	29 Lanwan Lane
Entity Address, City or Town	Zhuhai
Entity Address, Postal Zip Code	519080
Entity Address, Country	CN
Contact Personnel Name	Stewart Lor
City Area Code	+86
Local Phone Number	756-339-5666